COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum aggregate lease commitments under non-cancelable operating lease agreements
As of December 31, 2016, the future minimum aggregate lease commitments under non-cancelable operating lease agreements are as follows:

As of the year ended December 31,	Premises	Motor vehicles	Total

2017	$782	$65	$847
2018	$715	-	$715
2019	$715	-	$715
2020	$715	-	$715

	$2,927	$65	$2,992